Fair Value, Measurements From Brokers or Third Party Pricing Services (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets:
Loans held for sale	$ 6	$ 1,176
Brokers [Member] | Level 1 [Member]
Financial assets:
Trading assets (excluding derivatives)	0	0
Total Securities Available for Sale	0	0
Derivatives (trading and other assets)	0	0
Loans held for sale	0	0
Financial liabilities:
Derivatives (liabilities)	0	0
Other liabilities	0	0
Brokers [Member] | Level 1 [Member] | Debt Securities [Member]
Financial assets:
Total Securities Available for Sale	0	0
Brokers [Member] | Level 1 [Member] | US Treasury and Government [Member]
Financial assets:
Total Securities Available for Sale	0	0
Brokers [Member] | Level 1 [Member] | US States and Political Subdivisions [Member]
Financial assets:
Total Securities Available for Sale	0	0
Brokers [Member] | Level 1 [Member] | Mortgage Backed Securities [Member]
Financial assets:
Total Securities Available for Sale	0	0
Brokers [Member] | Level 1 [Member] | Other Debt Securities [Member]
Financial assets:
Total Securities Available for Sale	0	0
Brokers [Member] | Level 1 [Member] | Equity Securities [Member]
Financial assets:
Total Securities Available for Sale	0	0
Brokers [Member] | Level 2 [Member]
Financial assets:
Trading assets (excluding derivatives)	406	446
Total Securities Available for Sale	1,657	3,449
Derivatives (trading and other assets)	8	17
Loans held for sale	0	0
Financial liabilities:
Derivatives (liabilities)	26	11
Other liabilities	121	22
Brokers [Member] | Level 2 [Member] | Debt Securities [Member]
Financial assets:
Total Securities Available for Sale	1,654	3,449
Brokers [Member] | Level 2 [Member] | US Treasury and Government [Member]
Financial assets:
Total Securities Available for Sale	0	0
Brokers [Member] | Level 2 [Member] | US States and Political Subdivisions [Member]
Financial assets:
Total Securities Available for Sale	0	16
Brokers [Member] | Level 2 [Member] | Mortgage Backed Securities [Member]
Financial assets:
Total Securities Available for Sale	138	2,342
Brokers [Member] | Level 2 [Member] | Other Debt Securities [Member]
Financial assets:
Total Securities Available for Sale	1,516	1,091
Brokers [Member] | Level 2 [Member] | Equity Securities [Member]
Financial assets:
Total Securities Available for Sale	3	0
Brokers [Member] | Level 3 [Member]
Financial assets:
Trading assets (excluding derivatives)	8	7
Total Securities Available for Sale	12,469	8,206
Derivatives (trading and other assets)	0	44
Loans held for sale	0	0
Financial liabilities:
Derivatives (liabilities)	0	43
Other liabilities	0	0
Brokers [Member] | Level 3 [Member] | Debt Securities [Member]
Financial assets:
Total Securities Available for Sale	12,469	8,206
Brokers [Member] | Level 3 [Member] | US Treasury and Government [Member]
Financial assets:
Total Securities Available for Sale	0	0
Brokers [Member] | Level 3 [Member] | US States and Political Subdivisions [Member]
Financial assets:
Total Securities Available for Sale	0	0
Brokers [Member] | Level 3 [Member] | Mortgage Backed Securities [Member]
Financial assets:
Total Securities Available for Sale	4	43
Brokers [Member] | Level 3 [Member] | Other Debt Securities [Member]
Financial assets:
Total Securities Available for Sale	12,465	8,163
Brokers [Member] | Level 3 [Member] | Equity Securities [Member]
Financial assets:
Total Securities Available for Sale	0	0
Third party pricing services [Member] | Level 1 [Member]
Financial assets:
Trading assets (excluding derivatives)	1,314	1,086
Total Securities Available for Sale	944	901
Derivatives (trading and other assets)	0	0
Loans held for sale	0	0
Financial liabilities:
Derivatives (liabilities)	0	0
Other liabilities	0	6
Third party pricing services [Member] | Level 1 [Member] | Debt Securities [Member]
Financial assets:
Total Securities Available for Sale	915	868
Third party pricing services [Member] | Level 1 [Member] | US Treasury and Government [Member]
Financial assets:
Total Securities Available for Sale	915	868
Third party pricing services [Member] | Level 1 [Member] | US States and Political Subdivisions [Member]
Financial assets:
Total Securities Available for Sale	0	0
Third party pricing services [Member] | Level 1 [Member] | Mortgage Backed Securities [Member]
Financial assets:
Total Securities Available for Sale	0	0
Third party pricing services [Member] | Level 1 [Member] | Other Debt Securities [Member]
Financial assets:
Total Securities Available for Sale	0	0
Third party pricing services [Member] | Level 1 [Member] | Equity Securities [Member]
Financial assets:
Total Securities Available for Sale	29	33
Third party pricing services [Member] | Level 2 [Member]
Financial assets:
Trading assets (excluding derivatives)	1,016	1,564
Total Securities Available for Sale	192,058	171,756
Derivatives (trading and other assets)	602	834
Loans held for sale	0	1
Financial liabilities:
Derivatives (liabilities)	634	850
Other liabilities	104	249
Third party pricing services [Member] | Level 2 [Member] | Debt Securities [Member]
Financial assets:
Total Securities Available for Sale	191,284	171,091
Third party pricing services [Member] | Level 2 [Member] | US Treasury and Government [Member]
Financial assets:
Total Securities Available for Sale	6,231	5,748
Third party pricing services [Member] | Level 2 [Member] | US States and Political Subdivisions [Member]
Financial assets:
Total Securities Available for Sale	35,036	21,014
Third party pricing services [Member] | Level 2 [Member] | Mortgage Backed Securities [Member]
Financial assets:
Total Securities Available for Sale	121,703	118,107
Third party pricing services [Member] | Level 2 [Member] | Other Debt Securities [Member]
Financial assets:
Total Securities Available for Sale	28,314	26,222
Third party pricing services [Member] | Level 2 [Member] | Equity Securities [Member]
Financial assets:
Total Securities Available for Sale	774	665
Third party pricing services [Member] | Level 3 [Member]
Financial assets:
Trading assets (excluding derivatives)	0	0
Total Securities Available for Sale	441	334
Derivatives (trading and other assets)	0	0
Loans held for sale	0	0
Financial liabilities:
Derivatives (liabilities)	0	0
Other liabilities	0	0
Third party pricing services [Member] | Level 3 [Member] | Debt Securities [Member]
Financial assets:
Total Securities Available for Sale	441	331
Third party pricing services [Member] | Level 3 [Member] | US Treasury and Government [Member]
Financial assets:
Total Securities Available for Sale	0	0
Third party pricing services [Member] | Level 3 [Member] | US States and Political Subdivisions [Member]
Financial assets:
Total Securities Available for Sale	0	0
Third party pricing services [Member] | Level 3 [Member] | Mortgage Backed Securities [Member]
Financial assets:
Total Securities Available for Sale	292	186
Third party pricing services [Member] | Level 3 [Member] | Other Debt Securities [Member]
Financial assets:
Total Securities Available for Sale	149	145
Third party pricing services [Member] | Level 3 [Member] | Equity Securities [Member]
Financial assets:
Total Securities Available for Sale	$ 0	$ 3